Earnings per Share - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
SLA shares outstanding (in shares)	10,860,689	14,443,270		14,443,270
Conversion price (in dollars per share)	$ 7.0249	$ 7.2971
$250m Convertible Bonds (3)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
SLA shares outstanding (in shares)	10,860,689	14,443,270
Principal	$ 250,000,000				$ 250,000,000
Conversion price (in dollars per share)	$ 7.02490				$ 7.3471
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	34,078,777	34,260,413	5,540,079
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	6,406,667	2,160,000	9,445,006
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	500,000	500,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	886,610	0	88,584